UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

BrightSpire Capital Operating Company, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  January 1, 2025 to December 31, 2025
Date of Report (Date of earliest event reported) February 11, 2026
Commission File Number of securitizer: 025-04755
Central Index Key Number of secruitizer: 0001733928
David Palamé, (212) 230-3325

Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒
☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: ________________________

_____________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: ______________________

_________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure1

No Activity to Report.

_______________________________
1 BrightSpire Capital Operating Company, LLC (f/k/a Credit RE Operating Company, LLC), as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: BRSP 2021-FL1, Ltd. and BRSP 2024-FL2, Ltd.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BrightSpire Capital Operating Company, LLC

(Securitizer)

Date:  February 11, 2026

/s/ David Palamé
By:  David Palamé, Vice President